Financial instruments - Financial Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Carrying amount	$ 163,572
Contractual cash flows	211,619
Contractual obligation, due less than 1 year	115,794
Contractual obligation, due 1-3 years	39,240
Contractual obligation, due 4-5 years	48,526
Contractual obligation, due after 5 years	8,059
Capital lease obligations (note 15 (e))
Other Commitments [Line Items]
Carrying amount	637
Contractual cash flows	675
Contractual obligation, due less than 1 year	309
Contractual obligation, due 1-3 years	253
Contractual obligation, due 4-5 years	113
Contractual obligation, due after 5 years	0
Restructuring Charges
Other Commitments [Line Items]
Carrying amount	2,969
Contractual cash flows	2,969
Contractual obligation, due less than 1 year	2,969
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	0
Secured Debt
Other Commitments [Line Items]
Carrying amount	18,987
Contractual cash flows	26,868
Contractual obligation, due less than 1 year	5,362
Contractual obligation, due 1-3 years	13,116
Contractual obligation, due 4-5 years	8,390
Contractual obligation, due after 5 years	0
Senior revolving financing facility
Other Commitments [Line Items]
Carrying amount	10,901
Contractual cash flows	11,742
Contractual obligation, due less than 1 year	2,195
Contractual obligation, due 1-3 years	4,475
Contractual obligation, due 4-5 years	5,072
Contractual obligation, due after 5 years	0
Convertible debt (note 15 (c))
Other Commitments [Line Items]
Carrying amount	17,335
Contractual cash flows	22,711
Contractual obligation, due less than 1 year	1,575
Contractual obligation, due 1-3 years	3,150
Contractual obligation, due 4-5 years	17,986
Contractual obligation, due after 5 years	0
Senior financing
Other Commitments [Line Items]
Carrying amount	6,562
Contractual cash flows	6,645
Contractual obligation, due less than 1 year	5,191
Contractual obligation, due 1-3 years	732
Contractual obligation, due 4-5 years	722
Contractual obligation, due after 5 years	0
Royalty agreements
Other Commitments [Line Items]
Carrying amount	19,031
Contractual cash flows	35,044
Contractual obligation, due less than 1 year	2,011
Contractual obligation, due 1-3 years	11,056
Contractual obligation, due 4-5 years	14,057
Contractual obligation, due after 5 years	7,920
Operating lease commitments
Other Commitments [Line Items]
Carrying amount	0
Contractual cash flows	17,815
Contractual obligation, due less than 1 year	9,032
Contractual obligation, due 1-3 years	6,458
Contractual obligation, due 4-5 years	2,186
Contractual obligation, due after 5 years	139
Accounts payable and accrued liabilities
Other Commitments [Line Items]
Carrying amount	87,150
Contractual cash flows	87,150
Contractual obligation, due less than 1 year	87,150
Contractual obligation, due 1-3 years	0
Contractual obligation, due 4-5 years	0
Contractual obligation, due after 5 years	$ 0